INTANGIBLE AND OTHER ASSETS - Narrative (Details) - CAD ($) $ in Millions		1 Months Ended		12 Months Ended
	Oct. 05, 2017	Nov. 30, 2018	Oct. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Capital projects in development				$ 1,715	$ 1,051
Reimbursement of costs related to capital projects in development				0	470	$ 634
Asset impairment charges				0	801	$ 1,257
Keystone XL
Finite-Lived Intangible Assets [Line Items]
Capital projects in development				$ 1,500	$ 800
Coastal GasLink pipeline project
Finite-Lived Intangible Assets [Line Items]
Reimbursement of costs related to capital projects in development		$ 470
Pacific Northwest LNG project
Finite-Lived Intangible Assets [Line Items]
Reimbursement of costs related to capital projects in development			$ 634
Energy East, Eastern Mainline and Upland projects
Finite-Lived Intangible Assets [Line Items]
Asset impairment charges	$ 1,153
Asset impairment charge, after tax	$ 870